Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

NOTE H — Retirement Plans

Defined Benefit and Other Postretirement Benefit Plans

CTS has a number of noncontributory defined benefit pension plans (“Pension Plans”) covering approximately 11% of its active employees. Pension Plans covering salaried employees provide pension benefits that are based on the employees´ years of service and compensation prior to retirement. Pension Plans covering hourly employees generally provide benefits of stated amounts for each year of service.

CTS provides postretirement life insurance benefits for certain retired employees. Domestic employees who were hired prior to 1982 and certain domestic union employees are eligible for life insurance benefits upon retirement. CTS funds life insurance benefits through term life insurance policies and intends to continue funding all of the premiums on a pay-as-you-go basis.

The Company recognizes the funded status of a benefit plan in its statement of financial position. The funded status is measured as the difference between plan assets at fair value and the benefit obligation. The Company also recognizes, as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost.

The measurement date for the Pension Plans and other postretirement plan assets and benefit obligations was December 31, 2011 and 2010. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans and other postretirement benefit plan at that measurement date.

	Pension Plans		Other Postretirement Benefit Plan
($ in thousands)	2011	2010	2011	2010

Accumulated benefit obligation	$258,084	$238,395	$5,365	$5,395

Change in projected benefit obligation:
Projected benefit obligation at January 1	$244,780	$239,063	$5,395	$5,350
Service cost	2,890	2,983	15	14
Interest cost	12,844	13,277	287	300
Plan amendment and other	(198)	19	—	—
Actuarial loss/(gain)	21,266	3,385	(141)	(75)
Benefits paid	(13,673)	(13,947)	(190)	(194)

Projected benefit obligation at December 31	$267,909	$244,780	$5,366	$5,395

Change in plan assets:
Assets at fair value at January 1	$277,524	$253,741	$—	$—
Actual return on assets	(5,245)	35,301	—	—
Company contributions	1,642	2,512	190	194
Benefits paid	(13,673)	(13,947)	(190)	(194)
Other	(142)	(83)	—	—

Assets at fair value at December 31	$260,106	$277,524	$—	$—

Funded status (plan assets less projected benefit obligations)	$(7,803)	$32,744	$(5,366)	$(5,395)

The components of the prepaid (accrued) cost, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Pension Plans		Other Postretirement Benefit Plan
($ in thousands)	2011	2010	2011	2010

Prepaid pension asset	$4,359	$44,075	$—	$—
Other accrued liabilities	(3,761)	(2,069)	(355)	(374)
Other long-term obligations	(8,401)	(9,262)	(5,011)	(5,021)

	$(7,803)	$32,744	$(5,366)	$(5,395)

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss at December 31, 2011:

	Pension Plans			Other Postretirement Benefit Plan
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss/(Gain)	Prior Service Cost	Total

Balance at January 1, 2011	$86,638	$1,418	$88,056	$(340)	$—	$(340)
Amortization of retirement benefits, net of tax	(2,749)	(372)	(3,121)	3	—	3
Reclassification adjustments, net of tax	30,544	—	30,544	(86)	—	(86)

Balance at December 31, 2011	$114,433	$1,046	$115,479	$(423)	$—	$(423)

CTS expects to recognize, on a pre-tax basis, approximately $6.3 million of losses and $0.6 million of prior service costs in 2012 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2012.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2011	2010

Projected benefit obligation	$23,638	$22,336
Accumulated benefit obligation	19,018	20,331
Fair value of plan assets	11,476	11,004

Net pension (income)/postretirement expense for the years ended in December 31 include the following components:

	Pension Plans			Other Postretirement Benefit Plan
($ in thousands)	2011	2010	2009	2011	2010	2009

Service cost	$2,890	$2,983	$3,130	$15	$14	$11
Interest cost	12,844	13,277	13,699	287	300	314
Expected return on plan assets (1)	(24,238)	(24,337)	(24,413)	—	—	—
Amortization of unrecognized:
Prior service cost	611	816	504	—	—	—
Loss/(gain)	4,439	3,979	4,855	(5)	—	—
Actuarial (gain)/loss	—	—	—	—	—	(102)
Additional cost due to early retirement	670	234	—	—	—	—

Net (income)/expense	$(2,784)	$(3,048)	$(2,225)	$297	$314	$223

Weighted-average actuarial assumptions (2)
Benefit obligation assumptions:
Discount rate	4.86%	5.44%	5.77%	4.91%	5.51%	5.80%
Rate of compensation increase	2.88%	3.98%	4.02%	—%	—%	—%
Pension income/postretirement Expense assumptions:
Discount rate	5.45%	5.77%	6.83%	5.51%	5.80%	6.90%
Expected return on plan assets (1)	8.28%	8.37%	8.42%	—%	—%	—%
Rate of compensation increase	4.00%	3.98%	4.02%	—%	—%	—%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

The discount rate utilized to estimate CTS’ pension and postretirement obligations is based on market conditions at December 31, 2011, and is determined using a model consisting of high quality bond portfolios that match cash flows of the plans’ projected benefit payments based on the plan participants’ service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high quality bonds whose maturity dates match the timing and amount of expected future benefit payments.

The discount rate used to determine 2011 pension income and postretirement expense for CTS’ pension and postretirement plans is based on market conditions at December 31, 2010 and is the interest rate used to estimate interest incurred on the outstanding projected benefit obligations during the period.

CTS utilizes a building block approach in determining the long-term rate of return for plan assets. Historical markets are reviewed and long-term relationships between equities and fixed-income are preserved consistent with the generally accepted capital market principle that assets with higher volatility generate a greater return over the long term. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to ensure for reasonableness and appropriateness.

CTS´ pension plan asset allocation at December 31, 2011 and 2010, and target allocation for 2012 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2012	2011	2010

Equity securities (1)	75%	63%	67%
Debt securities	25%	31%	27%
Other	—	6%	6%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately $13.4 million (5% of total plan assets) at December 31, 2011 and approximately $16.1 million (6% of total plan assets) at December 31, 2010.

CTS employs a total return on investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. The investment portfolio primarily contains a diversified mix of equity and fixed-income investments. The equity investments are diversified across U.S. and non-U.S. stocks. Other assets such as private equity are used modestly to enhance long-term returns while improving portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and asset/liability studies at regular intervals.

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2011	2010

Equity securities — U.S. holdings	$134,054	$149,981
Equity securities — Non-U.S. holdings	28,166	36,604
Corporate Bonds	57,569	56,061
Debt securities issued by U.S., state and local governments	17,351	16,328
Cash and cash equivalents	11,806	10,019
Mortgage-backed securities	6,036	3,517
Partnerships	3,586	3,585
Fixed annuities	1,538	1,429

Total fair value of plan assets	$260,106	$277,524

The fair values at December 31, 2011 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$134,054	$—	$—	$134,054
Equity securities — Non-U.S. holdings(1)	28,166	—	—	28,166
Corporate Bonds (2)	40,558	17,011	—	57,569
Debt securities issued by U.S., state and local governments (3)	—	17,351	—	17,351
Cash and cash equivalents (4)	11,806	—	—	11,806
Mortgage-backed securities (5)	—	6,036	—	6,036
Partnerships (6)	—	—	3,586	3,586
Fixed annuity contracts(7)	—	—	1,538	1,538

Total	$214,584	$40,398	$5,124	$260,106

The fair values at December 31, 2010 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings (1)	$149,981	$—	$—	$149,981
Equity securities — Non-U.S. holdings(1)	36,604	—	—	36,604
Corporate Bonds (2)	39,875	16,186	—	56,061
Debt securities issued by U.S., state and local governments (3)	—	16,328	—	16,328
Cash and cash equivalents (4)	10,019	—	—	10,019
Mortgage-backed securities (5)	—	3,517	—	3,517
Partnerships (6)	—	—	3,585	3,585
Fixed annuity contracts(7)	—	—	1,429	1,429

Total	$236,479	$36,031	$5,014	$277,524

(1)	Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.
(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(4)	Comprised of investment grade short-term investment funds.
(5)	Comprised of investment grade securities in which approximately $4.4 million and $2.0 million is backed by the U.S. government for the years ended December 31, 2011 and December 31, 2010, respectively, and the remainder by commercial real estate.
(6)	Comprised of partnerships that invest in various U.S. industries.
(7)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

The Pension Plan assets recorded at fair value are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure fair value as discussed below:

•

Level 1:    Fair value measurements that are quoted prices (unadjusted) in active markets that the pension plan trustees have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•

Level 2:    Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active or inactive markets, and inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable.

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2010	$2,784
Capital contributions	493
Net ordinary loss attributable to partnership assets	(88)
Realized and unrealized gain	854
Capital distributions	(458)

Fair value of Level 3 partnership assets at December 31, 2010	3,585
Capital contributions	548
Net ordinary loss attributable to partnership assets	(13)
Realized and unrealized gain	1,206
Capital distributions	(1,740)

Fair value of Level 3 partnership assets at December 31, 2011	$3,586

The partnership fund manager uses a market approach in estimating the fair value of the plan’s Level 3 asset. The market approach estimates the fair value by first, determining the entity’s earnings before interest, taxes, depreciation and amortization and then multiplying that value by an estimated multiple. When establishing an appropriate multiple, the fund manager considers recent comparable private company transactions and multiples paid. The entity’s net debt is then subtracted from the calculated amount to arrive at an estimated fair value for the entity. The fund manager’s goal is to provide a conservative estimate of the fair value of such assets and to utilize conservative estimates of multiples used in establishing such fair values.

The fixed annuity contracts were purchased at market value when plan participants retire in order to provide these participants with the pension benefits under the rules of the pension plan. Once purchased, these annuities have no tradable value. Fair value has instead been assessed as the present value, using certain actuarial assumptions, of the stream of expected payments. Accordingly, these fixed annuities are classified as Level 3 under the fair value hierarchy.

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2010	$904
Purchases	508
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2010	1,429
Purchases	196
Benefits paid	(104)
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2011	$1,538

The expected contributions to be made by CTS to the Pension Plans and the other postretirement benefit plan during 2012 are $5.3 million and $0.4 million, respectively.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Pension Plans	Other Postretirement Benefit Plan

2012	$18,109	$355
2013	16,382	364
2014	16,973	366
2015	16,629	365
2016	17,702	362
Thereafter	89,962	1,707

Defined Contribution Plans

CTS sponsors a 401(k) plan that covers substantially all of its U.S. employees. Contributions and costs are generally determined as a percentage of the covered employee’s annual salary. Amounts expensed for the 401(k) plan and the other plans totaled $4.5 million in 2011, $3.5 million in 2010, and $2.6 million in 2009.